SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Basis of preparation

A.	Basis of preparation

The Company’s accompanying interim condensed consolidated financial statements have been prepared in a condensed format in accordance with IAS 34 Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of consolidated financial statements and should be read in conjunction with the annual consolidated financial statements as of December 31, 2024, of the Company (the “Annual Financial Statements”). There have been no changes in the Company’s significant accounting policies during the six-month period ended June 30, 2025, as compared to the Annual Financial Statements.

Functional currency
B.	Functional currency
The consolidated financial statements are prepared in US Dollars, which is the functional and presentation currency of the Company.
Application of accounting policies

C.	Application of accounting policies

The Group has applied the same accounting policies and methods of computation in its interim condensed consolidated financial statements as in the Annual Financial Statements. Several amendments to IFRS Standards apply for the first time in 2024, but do not have an impact on the interim condensed consolidated financial statements.

Reverse stock split

D.	Reverse stock split

The presentation of loss per share amounts and all share, options and warrants amounts has been retrospectively adjusted to give effect to the reverse stock split which occurred after the balance sheet date on August 7, 2025. See also Note 9.5.

New standards, interpretations and amendments not yet effective

E.	New standards, interpretations and amendments not yet effective

In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” replacing IAS 1 to improve the usefulness of information presented and disclosed in financial statements. IFRS 18 introduces three sets of new requirements. The standard defines categories for income and expenses, such as operating, investing and financing, and requires entities to provide new defined subtotals, including operating profit. IFRS 18 also requires entities that define entity-specific measures that are related to the income statement to disclose explanations of those measures. In addition, it sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires entities to provide more transparency about operating expenses. These new requirements are to improve entities’ reporting of financial performance and give investors a better basis for analysing and comparing entities. The standard carries forward many requirements from IAS 1 unchanged. The standard is effective for annual periods beginning on or after January 1, 2027, with early adoption applicable whereby the Group has decided not to adopt early. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.